Investments - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 04, 2015	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) Minority_Investment	Dec. 31, 2015 USD ($)
Schedule of Investments [Line Items]
Total assets			$ 12,942,009	$ 12,253,590
Percentage of revenue to JSAT			50.00%
Number of minority investments | Minority_Investment			2
2017 Investment [Member] | Subsequent Event [Member]
Schedule of Investments [Line Items]
Payments for additional investments		$ 16,000
OneWeb [Member] | Other Assets [Member]
Schedule of Investments [Line Items]
Cost method investments			$ 29,000	25,000
Horizons Satellite Holdings [Member]
Schedule of Investments [Line Items]
Total assets			48,300	58,700
Total liabilities				300
Revenue share, net of applicable fees and commissions			$ 6,200	6,600
Horizons-3 Satellite LLC [Member]
Schedule of Investments [Line Items]
Percentage of revenue to JSAT	50.00%
Management authority and equal rights to profits and revenues	50.00%
Capital contribution in percent			50.00%
Payments for advance to affiliate			$ 10,300	19,100
Horizons-3 Satellite LLC [Member] | Other Assets [Member]
Schedule of Investments [Line Items]
Equity method investments			$ 31,100	$ 19,100